Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
IMPORTANT NOTICE REGARDING CHANGE IN
INVESTMENT POLICY
iShares®
iShares U.S. ETF Trust
Supplement dated September 29, 2023 (the “Supplement”)
to the currently effective Summary Prospectus, Prospectus and Statement of Additional Information for the
BlackRock Short Maturity Bond ETF (NEAR) (the “Fund”)
The Board of Trustees (the “Board”) has approved the below changes for the Fund that are expected to be implemented on or around October 31, 2023 (the “Effective Date”). As a result of these changes, the Fund will increase its effective duration under normal circumstances from one year or less to three years or less.
Accordingly, the following changes will take effect on the Effective Date:
1.	The Fund will be renamed the “BlackRock Short Duration Bond ETF”.
2.	The Fund’s investment objective will be replaced with the following:
The BlackRock Short Duration Bond ETF seeks total return in excess of the reference benchmark.
3.	The second and third paragraph of the section of the Fund’s Summary Prospectus and Prospectus entitled “Principal Investment Strategies” on pages S‑2 and S‑3 will be deleted in their entirety and replaced with the following:
Under normal circumstances, the effective duration of the Fund’s portfolio is expected to be three years or less, as calculated by the Fund’s management team. Effective duration is a measure of the Fund’s price sensitivity to changes in yields or interest rates; however, investors should be aware that effective duration is not an exact measurement and may not reliably predict a particular security’s price sensitivity to changes in yield or interest rates.
The Fund may buy or sell options or futures on a security or an index of securities, or enter into credit default swaps and interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). The Fund may use derivatives to hedge its investments or to seek to enhance returns.
5.	The following will be added to the section of the Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” and to the section of the Fund’s Prospectus entitled “A Further Discussion of Principal Risks”:
Derivatives Risk. The Fund’s use of derivatives may reduce the Fund’s returns or increase volatility. Volatility is defined as the characteristic of a security, a currency, an index or a market to fluctuate significantly in price within a short time period. Derivatives may also be subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the value of the underlying asset, the performance of the asset class to which the Fund seeks exposure or the performance of the overall markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. The Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, or movements between the time of periodic reallocations of Fund assets, which losses are potentially unlimited. Certain derivatives may give rise to a form of leverage and may expose the Fund to greater risk and increase its costs. The impact of U.S. and global regulation of derivatives may make derivatives more costly, may limit the availability of derivatives, may delay or restrict the exercise by the Fund of termination rights or remedies upon a counterparty default under derivatives held by the Fund (which could result in losses), or may otherwise adversely affect the value or performance of derivatives. In addition, the Fund’s use of derivatives may expose the Fund to risks related to potential operational issues, such as documentation and settlement issues, systems failures, inadequate controls and human error. Derivatives may also involve legal risks, including insufficient documentation, insufficient capacity or authority of a counterparty, and legality and enforceability of a contract.
7.	The “Bloomberg U.S. 1‑3 Year Government/Credit Bond Index” will replace the Fund’s current benchmark.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

BlackRock Short Duration Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
IMPORTANT NOTICE REGARDING CHANGE IN
INVESTMENT POLICY
iShares®
iShares U.S. ETF Trust
Supplement dated September 29, 2023 (the “Supplement”)
to the currently effective Summary Prospectus, Prospectus and Statement of Additional Information for the
BlackRock Short Maturity Bond ETF (NEAR) (the “Fund”)
The Board of Trustees (the “Board”) has approved the below changes for the Fund that are expected to be implemented on or around October 31, 2023 (the “Effective Date”). As a result of these changes, the Fund will increase its effective duration under normal circumstances from one year or less to three years or less.
Accordingly, the following changes will take effect on the Effective Date:
1.	The Fund will be renamed the “BlackRock Short Duration Bond ETF”.
2.	The Fund’s investment objective will be replaced with the following:
The BlackRock Short Duration Bond ETF seeks total return in excess of the reference benchmark.
3.	The second and third paragraph of the section of the Fund’s Summary Prospectus and Prospectus entitled “Principal Investment Strategies” on pages S‑2 and S‑3 will be deleted in their entirety and replaced with the following:
Under normal circumstances, the effective duration of the Fund’s portfolio is expected to be three years or less, as calculated by the Fund’s management team. Effective duration is a measure of the Fund’s price sensitivity to changes in yields or interest rates; however, investors should be aware that effective duration is not an exact measurement and may not reliably predict a particular security’s price sensitivity to changes in yield or interest rates.
The Fund may buy or sell options or futures on a security or an index of securities, or enter into credit default swaps and interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). The Fund may use derivatives to hedge its investments or to seek to enhance returns.
5.	The following will be added to the section of the Fund’s Summary Prospectus and Prospectus entitled “Summary of Principal Risks” and to the section of the Fund’s Prospectus entitled “A Further Discussion of Principal Risks”:
Derivatives Risk. The Fund’s use of derivatives may reduce the Fund’s returns or increase volatility. Volatility is defined as the characteristic of a security, a currency, an index or a market to fluctuate significantly in price within a short time period. Derivatives may also be subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the value of the underlying asset, the performance of the asset class to which the Fund seeks exposure or the performance of the overall markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. The Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, or movements between the time of periodic reallocations of Fund assets, which losses are potentially unlimited. Certain derivatives may give rise to a form of leverage and may expose the Fund to greater risk and increase its costs. The impact of U.S. and global regulation of derivatives may make derivatives more costly, may limit the availability of derivatives, may delay or restrict the exercise by the Fund of termination rights or remedies upon a counterparty default under derivatives held by the Fund (which could result in losses), or may otherwise adversely affect the value or performance of derivatives. In addition, the Fund’s use of derivatives may expose the Fund to risks related to potential operational issues, such as documentation and settlement issues, systems failures, inadequate controls and human error. Derivatives may also involve legal risks, including insufficient documentation, insufficient capacity or authority of a counterparty, and legality and enforceability of a contract.
7.	The “Bloomberg U.S. 1‑3 Year Government/Credit Bond Index” will replace the Fund’s current benchmark.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.